File pursuant to Rule 497(e)
Registration No. 033-74470

Supplement Dated July 16, 2015, to the Prospectuses of the Money Market Portfolio (“Money Market Portfolio”),
U.S. Treasury Portfolio (“U.S. Treasury Portfolio”), U.S. Government Portfolio (U.S. Government Portfolio”)
and Municipal Portfolio (“Municipal Portfolio”), each a series of Daily Income Fund, dated July 29, 2014

THIS SUPPLEMENT RELATES TO THE PROSPECTUSES OF THE MONEY MARKET PORTFOLIO,
U.S. TREASURY PORTFOLIO, U.S. GOVERNMENT PORTFOLIO and
MUNICIPAL PORTFOLIO FOR THE FOLLOWING SHARE CLASSES:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional Class Shares (“Institutional Shares”)	IMBXX	ITBXX	RTGXX	No ticker symbol
Institutional Service Class Shares (“Institutional Service Shares”)	IMAXX	IDAXX	No ticker symbol	No ticker symbol
Investor Class Shares (“Investor Shares”)	DNVXX	DUVXX	No ticker symbol	No ticker symbol
Investor Service Class Shares (“Investor Service Shares”)	DSMXX	DRIXX	No ticker symbol	DSIXX
Fiduciary Class Shares (“Fiduciary Shares”)	DFDXX	DFCXX	DGFXX	Not Offered
Investor Select Class Shares (“Investor Select Shares”)”	DISXX	TNVXX	DGIXX	Not Offered
Retail Class Shares (“Retail Shares”)	DRTXX	No ticker symbol	DREXX	DMTXX
Advantage Primary Liquidity Fund Shares (“Advantage Primary Liquidity Shares”)	ADLXX	Not Offered	Not Offered	Not Offered
Advantage Government Liquidity Fund Shares (“Advantage Government Liquidity Shares”)	Not Offered	Not Offered	ADGXX	Not Offered
Advantage Municipal Liquidity Fund Shares (“Advantage Municipal Liquidity Shares”)	Not Offered	Not Offered	Not Offered	ADMXX
moneymarket Xpress Fund Shares (“Xpress Shares”)	No ticker symbol	Not Offered	Not Offered	Not Offered

The following is added to the section entitled “Management, Organization and Capital Structure” of each Prospectus:

Legal Proceedings

On May 18, 2015, Island Intellectual Property LLC and Double Rock Corporation filed a lawsuit in the Supreme Court of the State of New York, County of New York, against Reich & Tang Deposit Solutions, LLC, Reich & Tang Asset Management, LLC (“RTAM”), and Michael Lydon.  The lawsuit seeks to compel the payment of royalties under a license agreement relating to certain patents owned by Island Intellectual Property LLC, as well as damages for fraudulent inducement. RTAM and its affiliates that are named in this lawsuit believe the claims have no merit and they will vigorously defend themselves against this lawsuit.

1411 Broadway, 28th Floor
New York, NY 10018-3450
(800) 433-1918

Please retain this Supplement for future reference.